Additional Financial Information (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Additional Financial Information [Line Items]
Schedule of Reconciliation of Cash, Cash Equivalents and Restricted Cash
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported in the unaudited condensed consolidated balance sheets to the total amounts reported in the unaudited condensed consolidated statements of cash flows at September 30, 2024 and March 31, 2024. At September 30, 2024 and March 31, 2024, restricted cash represents primarily amounts related to required cash reserves for interest payments associated with certain corporate debt and film related obligations.

	September 30, 2024	March 31, 2024
	(Amounts in millions)
Cash and cash equivalents	$210.8	$277.0
Restricted cash included in other current assets	48.0	43.7
Restricted cash included in other non-current assets	11.6	13.7

Total cash, cash equivalents and restricted cash	$270.4	$334.4

Schedule of Transfer of Financial Assets Accounted for as Sales	The following table sets forth a summary of the receivables transferred under individual agreements or purchases during the three and six months ended September 30, 2024 and 2023:

	Three Months Ended September 30,		Six Months Ended September 30,
	2024	2023	2024	2023
	(Amounts in millions)
Carrying value of receivables transferred and derecognized	$186.4	$196.2	$293.8	$300.5
Net cash proceeds received	181.7	187.3	285.8	288.9
Loss recorded related to transfers of receivables	4.7	8.9	8.0	11.6
The following table sets forth a summary of the receivables transferred under the pooled monetization agreement during the three and six months ended September 30, 2023:

	Three Months Ended September 30,	Six Months Ended September 30,
	2023	2023
	(Amounts in millions)
Gross cash proceeds received for receivables transferred and derecognized	$16.3	$22.2
Less amounts from collections reinvested under revolving agreement	(6.2)	(9.1)

Proceeds from new transfers	10.1	13.1
Collections not reinvested and remitted or to be remitted	(9.0)	(13.4)

Net cash proceeds received (paid or to be paid)	$1.1	$(0.3)

Carrying value of receivables transferred and derecognized (1)	$16.3	$22.1
Obligations recorded	$1.0	$2.1
Loss recorded related to transfers of receivables	$1.0	$2.0

(1)	Receivables net of unamortized discounts on long-term, non-interest bearing receivables.
The following table sets forth a summary of the receivables transferred under individual agreements or purchases during the years ended March 31, 2024, 2023 and 2022:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Carrying value of receivables transferred and derecognized	$512.3	$400.5	$285.0
Net cash proceeds received	491.9	383.0	278.3
Loss recorded related to transfers of receivables	20.4	17.5	6.7
The following table sets forth a summary of the receivables transferred under the pooled monetization agreement during the years ended March 31, 2024, 2023 and 2022:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Gross cash proceeds received for receivables transferred and derecognized	$22.2	$167.0	$155.5
Less amounts from collections reinvested under revolving agreement	(9.1)	(94.3)	(102.7)

Proceeds from new transfers	13.1	72.7	52.8
Collections not reinvested and remitted or to be remitted	(13.4)	(66.6)	(46.8)

Net cash proceeds received (paid or to be paid) (1)	$(0.3)	$6.1	$6.0

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Carrying value of receivables transferred and derecognized (2)	$22.1	$164.8	$154.5
Obligations recorded	$2.1	$5.9	$2.9
Loss recorded related to transfers of receivables	$2.0	$3.7	$1.9

(1)
During the year ended March 31, 2024, the Company voluntarily repurchased $46.0 million of receivables previously transferred. In addition, during the years ended March 31, 2023 and 2022, the Company repurchased $27.4 million and $25.5 million, respectively, of receivables previously transferred, as separately agreed upon with the third-party purchasers, in order to monetize such receivables under the individual monetization program discussed above without being subject to the collateral requirements under the pooled monetization program.

(2)	Receivables net of unamortized discounts on long-term, non-interest bearing receivables.

Schedule of Composition of Other Assets
The composition of the Company’s other assets is as follows as of September 30, 2024 and March 31, 2024:

	September 30, 2024	March 31, 2024
	(Amounts in millions)
Other current assets
Prepaid expenses and other	$44.6	$34.8
Restricted cash	48.0	43.7
Contract assets	56.6	59.9
Interest rate swap assets	12.2	35.6
Tax credits receivable	166.6	199.1

	$328.0	$373.1

Other non-current assets
Prepaid expenses and other	$13.8	$18.3
Restricted cash	11.6	13.7
Accounts receivable	47.0	111.7
Contract assets	5.2	3.2
Tax credits receivable	394.7	361.7
Operating lease right-of-use assets	307.0	344.3

	$779.3	$852.9

Summary of Cash, Cash Equivalents and Restricted Cash
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported in the combined balance sheets to the total amounts reported in the combined statements of cash flows at March 31, 2024 and 2023. At March 31, 2024 and 2023, restricted cash represents primarily amounts related to required cash reserves for interest payments associated with the Production Tax Credit Facility, IP Credit Facility and Backlog Fac
ility.

	March 31, 2024	March 31, 2023
	(Amounts in millions)
Cash and cash equivalents	$277.0	$210.9
Restricted cash included in other current assets	43.7	27.5
Restricted cash included in other non-current assets	13.7	13.0

Total cash, cash equivalents and restricted cash	$334.4	$251.4

Schedule of Other Assets
The c
omposition of the Company’s other assets is as follows as of March 31, 2024 and March 31, 2023:

	March 31, 2024	March 31, 2023
	(Amounts in millions)
Other current assets
Prepaid expenses and other (1)	$34.8	$36.0
Restricted cash	43.7	27.5
Contract assets (2)	59.9	63.5
Interest rate swap assets	35.6	—
Tax credits receivable	199.1	129.5

	$373.1	$256.5

Other non-current assets
Prepaid expenses and other	$18.3	$7.4
Restricted cash	13.7	13.0
Accounts receivable (3)	111.7	37.8
Contract assets (3)	3.2	5.1
Tax credits receivable	361.7	341.8
Operating lease right-of-use assets	344.3	116.8
Interest rate swap assets	—	41.1

	$852.9	$563.0

(1)
Includes home entertainment product inventory which consists of Packaged Media and is stated at the lower of cost or market value
(first-in,
first-out
method). Costs of Packaged Media sales, including shipping and handling costs, are included in distribution and marketing expenses.

(2)	At March 31, 2024, the current portion of contract assets includes $14.9 million from the acquisition of eOne (see Note 2).
(3)
Unamortized discounts on long-term,
non-interest
bearing receivables were $6.2 million and $3.5 million at March 31, 2024 and 2023, respectively, and unamortized discounts on contract assets were $0.3 million and $0.5 million at March 31, 2024 and 2023, respectively.

Schedule of Changes in Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income
The following table summarizes the changes in the components of accumulated other comprehensive income, net of tax. During the six months ended September 30, 2024 and 2023, there was no income tax expense or benefit reflected in other comprehensive income due to the income tax impact being offset by changes in the Company’s deferred tax valuation allowance.

	Foreign currency translation adjustments	Net unrealized gain (loss) on cash flow hedges	Total
	(Amounts in millions)
March 31, 2024	$(42.1)	$138.8	$96.7
Other comprehensive income (loss)	11.7	(1.8)	9.9
Reclassifications to net loss (1)	—	(18.0)	(18.0)

September 30, 2024	$(30.4)	$119.0	$88.6

March 31, 2023	$(41.1)	$142.6	$101.5
Other comprehensive income (loss)	(1.3)	33.3	32.0
Reclassifications to net loss (1)	—	(16.4)	(16.4)

September 30, 2023	$(42.4)	$159.5	$117.1

(1)
Represents a loss of $1.2 million included in direct operating expense and a gain of $19.2 million included in interest expense on the unaudited condensed consolidated statement of operations in the six months ended September 30, 2024 (six months ended September 30, 2023—gain of $0.1 million included in direct operating expense and gain of $16.3 million included in interest expense) (see Note 18).

The following table summarizes the changes in the components of accumulated other comprehensive income (loss), net of tax. During the years ended March 31, 2024, 2023 and 2022, there was no income tax expense or benefit reflected in other comprehensive income (loss) due to the income tax impact being offset by changes in the Company’s deferred tax valuation allowance.

	Foreign currency translation adjustments	Net unrealized gain (loss) on cash flow hedges	Total
	(Amounts in millions)
March 31, 2021	$(34.3)	(68.1)	$(102.4)
Other comprehensive loss	(4.6)	68.2	63.6
Reclassifications to net loss (1)	—	49.0	49.0

March 31, 2022	(38.9)	49.1	10.2
Other comprehensive income	(2.2)	82.8	80.6
Reclassifications to net loss (1)	—	10.7	10.7

March 31, 2023	(41.1)	142.6	101.5
Other comprehensive income (loss)	(1.0)	30.5	29.5
Reclassifications to net loss (1)	—	(34.3)	(34.3)

March 31, 2024	$(42.1)	$138.8	$96.7

(1)
Represents a loss of $0.3 million included in direct operating expense and a gain of $34.6 million included in interest expense on the combined statement of operations in the year ended March 31, 2024 (2023- loss of $0.3 million included in direct operating expense and loss of $10.4 million included in interest expense; 2022- loss of $0.2 million included in direct operating expense and loss of $48.8 million included in interest expense) (see Note 18).

Summary of Non Cash Investing Activities
The supplemental schedule of
non-cash
investing activities is presented below. There were no significant non-cash
financing activities for the fiscal years ended March 31, 2024, 2023 and 2022.

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Non-cash investing activities:
Accrued equity method investment	$—	$—	$19.0

Summary of Supplemental Cash Flow Information Related to Leases
Supplemental cash flow information related to leases was as follows:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	$45.1	$40.3	$44.9

Right-of-use assets obtained in exchange for new lease obligations:
Operating leases	$172.1	$11.3	$51.1
Increase in right-of-use assets and lease liability due to a reassessment event:
Operating leases - increase in right-of-use assets	$103.6	$17.4	$30.9
Operating leases - increase in lease liability	$103.6	$17.4	$30.9

Starz Business of Lions Gate Entertainment Corp
Additional Financial Information [Line Items]
Schedule of Transfer of Financial Assets Accounted for as Sales	The following table sets forth a summary of the receivables transferred:

	Six Months Ended September 30,
	2024	2023
	(Amounts in millions)
Carrying value of receivables transferred and derecognized	$411.5	$545.7
Net cash proceeds received from third party purchasers	407.8	456.0
Net cash proceeds received from Lionsgate	—	85.6
Loss recorded related to transfers of receivables	3.7	4.1
The following table sets forth a summary of the receivables transferred:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Carrying value of receivables transferred and derecognized	$987.1	$1,190.1	$1,288.5
Net cash proceeds received from third party purchasers	894.0	999.7	1,112.9
Net cash proceeds received from Lionsgate	85.5	183.7	172.9
Loss recorded related to transfers of receivables	7.5	6.7	2.7

Summary of Cash and Cash Equivalents and Cash in Assets of Discontinued Operations
The following table provides a reconciliation of cash, cash equivalents and cash in assets of discontinued operations reported in the condensed combined balance sheet to the total amounts reported in the condensed combined statements of cash flows at September 30, 2024 and 2023.

	September 30, 2024	March 31, 2024
	(Amounts in millions)
Cash and cash equivalents	$18.8	$23.0
Cash in assets of discontinued operations - current	—	14.0

Total cash, cash equivalents and cash in assets of discontinued operations	$18.8	$37.0

The following table provides a reconciliation of cash, cash equivalents and cash in assets of discontinued operations reported in the combined balance sheet to the total amounts reported in the combined statements of cash flows at March 31, 2024 and 2023.

	March 31, 2024	March 31, 2023
	(Amounts in millions)
Cash and cash equivalents	$23.0	$52.0
Cash in assets of discontinued operations - current	14.0	9.6

Total cash, cash equivalents and cash in assets of discontinued operations	$37.0	$61.6

Schedule of Other Assets
Other Assets
The composition of the Starz Business’s other assets is as follows:

	September 30, 2024	March 31, 2024
	(Amounts in millions)
Other current assets
Prepaid expenses and other	$18.3	$18.1

	$18.3	$18.1

Other non-current assets
Accounts receivable	$2.3	$3.5
Operating lease right-of-use assets	40.7	44.5

	$43.0	$48.0

The composition of the Starz Business’s other assets is as follows:

	March 31, 2024	March 31, 2023
	(Amounts in millions)
Other current assets
Prepaid expenses and other	$18.1	$18.8

	$18.1	$18.8

Other non-current assets
Accounts receivable	$3.5	$1.4
Operating lease right-of-use assets	44.5	52.2

	$48.0	$53.6

Summary of Supplemental Cash Flow Information Related to Leases
Supplemental cash flow information related to leases was as follows:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	$10.4	$2.0	$12.1
Right-of-use assets obtained in exchange for new lease obligations:
Operating leases	$—	$—	$16.7
Increase (decrease) in right-of-use assets and lease liability due to a reassessment event:
Operating leases - increase (decrease) in right-of-use assets	$—	$15.6	$(3.4)
Operating leases - increase (decrease) in lease liability	$—	$15.6	$(3.4)

Schedule of Other Accrued Liabilities and Other Liabilities
The composition of the Starz Business’s other accrued liabilities (current) and other liabilities
(non-current)
is as follows:

	September 30, 2024	March 31, 2024
	(Amounts in millions)
Other accrued liabilities (current)
Employee related liabilities	$13.0	$28.4
Operating lease liabilities	9.7	9.0
Interest payable	18.2	18.0
Other accrued expenses and short-term liabilities	10.2	10.4

	$51.1	$65.8

Other liabilities (non-current)
Income tax payable	$0.5	$7.4
Operating lease liabilities	50.6	55.4
Content related payables	29.7	13.7
Other long-term liabilities	3.6	3.4

	$84.4	$79.9

The composition of the Starz Business’s other accrued liabilities (current) and other liabilities
(non-current)
is as follows:

	March 31, 2024	March 31, 2023
	(Amounts in millions)
Other accrued liabilities (current)
Employee related liabilities	$28.4	$23.2
Operating lease liabilities	9.0	9.7
Interest payable	18.0	20.3
Other accrued expenses and short-term liabilities	10.4	3.4

	$65.8	$56.6

Other liabilities (non-current)
Income tax payable	$7.4	$81.2
Operating lease liabilities	55.4	62.8
Content related payables	13.7	15.3
Other long-term liabilities	3.4	3.2

	$79.9	$162.5